Cover	Aug. 03, 2023
Cover [Abstract]
Document Type	8-K
Document Period End Date	Aug. 03, 2023
Entity Registrant Name	QUAKER CHEMICAL CORPORATION
Entity File Number	001-12019
Entity Incorporation, State or Country Code	PA
Entity Tax Identification Number	23-0993790
Entity Address, Address Line One	901 E. Hector Street
Entity Address, City or Town	Conshohocken
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19428
City Area Code	610
Local Phone Number	832-4000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $1 par value
Trading Symbol	KWR
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0000081362
Amendment Flag	true
Amendment Description	As previously disclosed, during the first quarter of 2023, the Company reorganized its executive management team to align with its new business structure. The Company’s new structure includes three reportable segments: (i) Americas; (ii) Europe, Middle East and Africa (“EMEA”); and (iii) Asia/Pacific. Prior to the Company’s reorganization, the Company’s historical reportable segments were: (i) Americas; (ii) EMEA; (iii) Asia/Pacific; and (iv) Global Specialty Businesses.This Current Report on Form 8-K (the “Report”) updates the information in the following sections of the Company’s Annual Report on Form 10-K for the fiscal year ended December 31, 2022 (the “2022 Form 10-K”), as filed with the Securities and Exchange Commission (the “SEC”) on February 23, 2023 to reflect retrospective application of the change in reportable segments to conform to the new segment presentation:•Part I. Item 1, Business.•Part I. Item 2, Properties.•Part II. Item 7, Management's Discussion and Analysis of Financial Condition and Results of Operations.•Part II. Item 8, Financial Statements and Supplementary Data.This Report does not reflect any subsequent information or events other than the change in segment reporting noted above. Without limiting the foregoing, this Form 8-K does not purport to update Management’s Discussion and Analysis of Financial Condition and Results of Operations contained in the 2022 Form 10-K for any information, uncertainties, transactions, risks, events, or trends occurring, or known to management, other than the events described above. More current information is contained in our Quarterly Reports on Form 10-Q for the periods ended March 31, 2023 and June 30, 2023 (the “2023 Form 10-Qs”) and other filings with the SEC. This Form 8-K should be read in conjunction with the 2022 Form 10-K, the 2023 Form 10-Qs, and any other documents filed with the SEC subsequent to February 23, 2023.